Commitments, Contingent Liabilities and Other Matters (Details) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 22, 2011 store	Feb. 29, 2012 Claims by former controlling shareholders of LFIN	Dec. 31, 2010 Claims by former controlling shareholders of LFIN	Nov. 30, 2010 Claims by former controlling shareholders of LFIN	Dec. 31, 2004 Claims by former controlling shareholders of LFIN
Commitments, Contingent Liabilities and Other Matters
Total rental expense		$ 8,300,000	$ 12,200,000	$ 12,800,000
Future minimum lease payments due under non-cancellable operating leases
2013		4,580,000
2014		3,330,000
2015		2,209,000
2016		1,628,000
2017		519,000
Thereafter		431,000
Total		12,697,000
Minimum period for non-cancellable sub-leases		1 year
Aggregate future minimum rentals to be received under non-cancellable sub-leases		61,900,000
Approximate cash maintained to satisfy regulatory reserve requirements		84,070,000	73,325,000
Commitments and Contingent Liabilities and Other Tax Matters, details
Loss contingency, amount								24,250,000	14,000,000
Deposits made against tax refund litigations							24,400,000
Payment made to former controlling shareholders of LFIN						24,400,000
Number of in store branches being closed					55
Estimated combined charges of restructuring plan before tax	$ 5,360,000